Fair values of financial instruments carried at fair value (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurement [Abstract]
Disclosure of fair value measurement of assets

Financial instruments carried at fair value and bases of valuation
	2019				2018
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	186,653	62,639	4,979	254,271	178,100	53,271	6,759	238,130
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	26,505	9,373	7,749	43,627	23,125	12,494	5,492	41,111
Derivatives	1,728	239,131	2,136	242,995	1,868	203,534	2,423	207,825
Financial investments	271,467	84,087	2,023	357,577	263,885	78,882	2,000	344,767
Liabilities
Trading liabilities	66,925	16,192	53	83,170	66,300	18,073	58	84,431
Financial liabilities designated at fair value	9,549	149,901	5,016	164,466	6,815	136,362	5,328	148,505
Derivatives	1,331	235,864	2,302	239,497	2,845	201,234	1,756	205,835

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 31 Dec 2019
Transfers from Level 1 to Level 2	5,257	3,304	1,332	24	278	—	—
Transfers from Level 2 to Level 1	3,486	2,726	673	111	220	—	117
At 31 Dec 2018
Transfers from Level 1 to Level 2	367	435	2	1	79	—	—
Transfers from Level 2 to Level 1	17,861	4,959	85	128	1,821	—	138

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	716	4	7,289	—	8,009	4	—	—	4
Asset-backed securities	874	934	28	—	1,836	—	—	—	—
Loans held for securitisation	—	1	39	—	40	—	—	—	—
Structured notes	—	3	—	—	3	47	5,016	—	5,063
Derivatives with monolines	—	—	—	66	66	—	—	—	—
Other derivatives	—	—	—	2,070	2,070	—	—	2,302	2,302
Other portfolios	433	4,037	393	—	4,863	2	—	—	2
At 31 Dec 2019	2,023	4,979	7,749	2,136	16,887	53	5,016	2,302	7,371

Private equity including strategic investments	427	20	5,106	—	5,553	12	—	—	12
Asset-backed securities	1,030	1,140	32	—	2,202	—	—	—	—
Loans held for securitisation	—	—	49	—	49	—	—	—	—
Structured notes	—	3	—	—	3	46	5,328	—	5,374
Derivatives with monolines	—	—	—	65	65	—	—	—	—
Other derivatives	—	—	—	2,358	2,358	—	—	1,755	1,755
Other portfolios	543	5,596	305	—	6,444	—	—	1	1
At 31 Dec 2018	2,000	6,759	5,492	2,423	16,674	58	5,328	1,756	7,142

Movement in Level 3 financial instruments
		Assets				Liabilities
		Financial invest-ments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	Footnotes	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2019		2,000	6,759	5,492	2,423	58	5,328	1,756
Total gains/(losses) recognised in profit or loss		6	(112)	598	278	(4)	195	930
– net income from financial instruments held for trading or managed on a fair value basis		—	(112)	—	278	(4)	—	930
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	598	—	—	195	—
– gains less losses from financial investments at fair value through other comprehensive income		10	—	—	—	—	—	—
– expected credit loss charges and other credit risk charges		(4)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	269	76	(1)	49	1	18	52
– financial investments: fair value gains/(losses)		261	—	—	—	—	—	—
– exchange differences		8	76	(1)	49	1	18	52
Purchases		271	2,206	2,353	—	8	157	—
New issuances		—	154	—	—	6	1,601	—
Sales		(10)	(895)	(276)	—	(9)	(193)	—
Settlements		(329)	(2,107)	(434)	(100)	(7)	(1,048)	(162)
Transfers out		(471)	(1,558)	(23)	(710)	(9)	(1,079)	(473)
Transfers in		287	456	40	196	9	37	199
At 31 Dec 2019		2,023	4,979	7,749	2,136	53	5,016	2,302
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2019		(4)	(22)	477	279	—	57	(407)
– net income from financial instruments held for trading or managed on a fair value basis		—	(22)	—	279	—	—	(407)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	477	—	—	57	—
– loan impairment recoveries and other credit risk provisions		(4)	—	—	—	—	—	—

Movement in Level 3 financial instruments (continued)
		Assets				Liabilities
		Financial invest-ments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	Footnotes	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2018		1,767	5,080	3,958	2,444	93	4,107	1,949
Total gains/(losses) recognised in profit or loss		251	284	608	597	(4)	(637)	255
– net income from financial instruments held for trading or managed on a fair value basis		—	284	—	597	(4)	—	255
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	608	—	—	(637)	—
– gains less losses from financial investments at fair value through other comprehensive income		251	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	17	(274)	(107)	(113)	(3)	(144)	(82)
– financial investments: fair value gains/(losses)		15	—	—	—	—	—	—
– cash flow hedges: fair value gains/(losses)		—	—	6	6	—	—	2
– exchange differences		2	(274)	(113)	(119)	(3)	(144)	(84)
Purchases		275	4,377	2,172	—	3	76	—
New issuances		—	975	—	—	6	2,442	—
Sales		(51)	(1,589)	(395)	—	(11)	—	—
Settlements		(141)	(2,021)	(541)	(191)	(2)	(32)	(18)
Transfers out		(685)	(1,402)	(285)	(337)	(24)	(1,112)	(464)
Transfers in		567	1,329	82	23	—	628	116
At 31 Dec 2018		2,000	6,759	5,492	2,423	58	5,328	1,756
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2018		—	(5)	199	342	(5)	274	(351)
– net income from financial instruments held for trading or managed on a fair value basis		—	(5)	—	342	(5)	—	(351)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	199	—	—	274	—
– loan impairment recoveries and other credit risk provisions		—	—	—	—	—	—	—

1	Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.

Basis of valuing HSBC Holdings’ financial assets and liabilities measured at fair value
		2019	2018
	Footnotes	$m	$m
Valuation technique using observable inputs: Level 2
Assets at 31 Dec
– derivatives		2,002	707
– financial investments		—	—
– designated and otherwise mandatorily measured at fair value through profit or loss	1	61,964	23,513
Liabilities at 31 Dec
– designated at fair value		30,303	25,049
– derivatives		2,021	2,159

1
In 2019, due to the restructuring of the Group’s Asia and UK operations to meet resolution and recovery requirements, changes in the terms of financial assets have resulted in the derecognition of principal amounts of $33.3bn, relating to financial assets measured at amortised cost. Under the revised terms, financial assets with principal amounts of $33.3bn (2018: nil) measured on fair value basis have been recognised.

Fair values of financial instruments not carried at fair value and bases of valuation
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2019
Assets
Loans and advances to banks	69,203	—	68,508	739	69,247
Loans and advances to customers	1,036,743	—	10,365	1,027,178	1,037,543
Reverse repurchase agreements – non-trading	240,862	16	240,199	691	240,906
Financial investments – at amortised cost	85,735	26,202	62,572	287	89,061
Liabilities
Deposits by banks	59,022	—	58,951	—	58,951
Customer accounts	1,439,115	—	1,439,362	150	1,439,512
Repurchase agreements – non-trading	140,344	—	140,344	—	140,344
Debt securities in issue	104,555	—	104,936	—	104,936
Subordinated liabilities	24,600	—	28,861	385	29,246

At 31 Dec 2018
Assets
Loans and advances to banks	72,167	—	68,378	3,791	72,169
Loans and advances to customers	981,696	—	10,518	974,559	985,077
Reverse repurchase agreements – non-trading	242,804	81	241,407	1,369	242,857
Financial investments – at amortised cost	62,666	1,790	60,073	216	62,079
Liabilities
Deposits by banks	56,331	—	56,308	—	56,308
Customer accounts	1,362,643	—	1,362,794	151	1,362,945
Repurchase agreements – non-trading	165,884	—	165,884	—	165,884
Debt securities in issue	85,342	—	85,430	—	85,430
Subordinated liabilities	22,437	—	24,968	373	25,341

Fair values of HSBC Holdings’ financial instruments not carried at fair value on the balance sheet
		2019		2018
		Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	Footnotes	$m	$m	$m	$m
Assets at 31 Dec
Loans and advances to HSBC undertakings		10,218	10,504	56,144	56,801
Financial investments – at amortised cost	2	16,106	16,121
Liabilities at 31 Dec
Amounts owed to HSBC undertakings		464	464	949	949
Debt securities in issue		56,844	59,140	50,800	51,552
Subordinated liabilities		18,361	22,536	17,715	20,224

1	Fair values (other than Level 1 financial investments) were determined using valuation techniques with observable inputs (Level 2).

2	The 2019 period includes $16.1bn (2018: nil) of investments in highly liquid securities.

Disclosure of fair value measurement of liabilities

Financial instruments carried at fair value and bases of valuation
	2019				2018
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	186,653	62,639	4,979	254,271	178,100	53,271	6,759	238,130
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	26,505	9,373	7,749	43,627	23,125	12,494	5,492	41,111
Derivatives	1,728	239,131	2,136	242,995	1,868	203,534	2,423	207,825
Financial investments	271,467	84,087	2,023	357,577	263,885	78,882	2,000	344,767
Liabilities
Trading liabilities	66,925	16,192	53	83,170	66,300	18,073	58	84,431
Financial liabilities designated at fair value	9,549	149,901	5,016	164,466	6,815	136,362	5,328	148,505
Derivatives	1,331	235,864	2,302	239,497	2,845	201,234	1,756	205,835

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 31 Dec 2019
Transfers from Level 1 to Level 2	5,257	3,304	1,332	24	278	—	—
Transfers from Level 2 to Level 1	3,486	2,726	673	111	220	—	117
At 31 Dec 2018
Transfers from Level 1 to Level 2	367	435	2	1	79	—	—
Transfers from Level 2 to Level 1	17,861	4,959	85	128	1,821	—	138

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	716	4	7,289	—	8,009	4	—	—	4
Asset-backed securities	874	934	28	—	1,836	—	—	—	—
Loans held for securitisation	—	1	39	—	40	—	—	—	—
Structured notes	—	3	—	—	3	47	5,016	—	5,063
Derivatives with monolines	—	—	—	66	66	—	—	—	—
Other derivatives	—	—	—	2,070	2,070	—	—	2,302	2,302
Other portfolios	433	4,037	393	—	4,863	2	—	—	2
At 31 Dec 2019	2,023	4,979	7,749	2,136	16,887	53	5,016	2,302	7,371

Private equity including strategic investments	427	20	5,106	—	5,553	12	—	—	12
Asset-backed securities	1,030	1,140	32	—	2,202	—	—	—	—
Loans held for securitisation	—	—	49	—	49	—	—	—	—
Structured notes	—	3	—	—	3	46	5,328	—	5,374
Derivatives with monolines	—	—	—	65	65	—	—	—	—
Other derivatives	—	—	—	2,358	2,358	—	—	1,755	1,755
Other portfolios	543	5,596	305	—	6,444	—	—	1	1
At 31 Dec 2018	2,000	6,759	5,492	2,423	16,674	58	5,328	1,756	7,142

Movement in Level 3 financial instruments
		Assets				Liabilities
		Financial invest-ments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	Footnotes	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2019		2,000	6,759	5,492	2,423	58	5,328	1,756
Total gains/(losses) recognised in profit or loss		6	(112)	598	278	(4)	195	930
– net income from financial instruments held for trading or managed on a fair value basis		—	(112)	—	278	(4)	—	930
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	598	—	—	195	—
– gains less losses from financial investments at fair value through other comprehensive income		10	—	—	—	—	—	—
– expected credit loss charges and other credit risk charges		(4)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	269	76	(1)	49	1	18	52
– financial investments: fair value gains/(losses)		261	—	—	—	—	—	—
– exchange differences		8	76	(1)	49	1	18	52
Purchases		271	2,206	2,353	—	8	157	—
New issuances		—	154	—	—	6	1,601	—
Sales		(10)	(895)	(276)	—	(9)	(193)	—
Settlements		(329)	(2,107)	(434)	(100)	(7)	(1,048)	(162)
Transfers out		(471)	(1,558)	(23)	(710)	(9)	(1,079)	(473)
Transfers in		287	456	40	196	9	37	199
At 31 Dec 2019		2,023	4,979	7,749	2,136	53	5,016	2,302
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2019		(4)	(22)	477	279	—	57	(407)
– net income from financial instruments held for trading or managed on a fair value basis		—	(22)	—	279	—	—	(407)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	477	—	—	57	—
– loan impairment recoveries and other credit risk provisions		(4)	—	—	—	—	—	—

Movement in Level 3 financial instruments (continued)
		Assets				Liabilities
		Financial invest-ments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	Footnotes	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2018		1,767	5,080	3,958	2,444	93	4,107	1,949
Total gains/(losses) recognised in profit or loss		251	284	608	597	(4)	(637)	255
– net income from financial instruments held for trading or managed on a fair value basis		—	284	—	597	(4)	—	255
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	608	—	—	(637)	—
– gains less losses from financial investments at fair value through other comprehensive income		251	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	17	(274)	(107)	(113)	(3)	(144)	(82)
– financial investments: fair value gains/(losses)		15	—	—	—	—	—	—
– cash flow hedges: fair value gains/(losses)		—	—	6	6	—	—	2
– exchange differences		2	(274)	(113)	(119)	(3)	(144)	(84)
Purchases		275	4,377	2,172	—	3	76	—
New issuances		—	975	—	—	6	2,442	—
Sales		(51)	(1,589)	(395)	—	(11)	—	—
Settlements		(141)	(2,021)	(541)	(191)	(2)	(32)	(18)
Transfers out		(685)	(1,402)	(285)	(337)	(24)	(1,112)	(464)
Transfers in		567	1,329	82	23	—	628	116
At 31 Dec 2018		2,000	6,759	5,492	2,423	58	5,328	1,756
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2018		—	(5)	199	342	(5)	274	(351)
– net income from financial instruments held for trading or managed on a fair value basis		—	(5)	—	342	(5)	—	(351)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	199	—	—	274	—
– loan impairment recoveries and other credit risk provisions		—	—	—	—	—	—	—

1	Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.

Basis of valuing HSBC Holdings’ financial assets and liabilities measured at fair value
		2019	2018
	Footnotes	$m	$m
Valuation technique using observable inputs: Level 2
Assets at 31 Dec
– derivatives		2,002	707
– financial investments		—	—
– designated and otherwise mandatorily measured at fair value through profit or loss	1	61,964	23,513
Liabilities at 31 Dec
– designated at fair value		30,303	25,049
– derivatives		2,021	2,159

1
In 2019, due to the restructuring of the Group’s Asia and UK operations to meet resolution and recovery requirements, changes in the terms of financial assets have resulted in the derecognition of principal amounts of $33.3bn, relating to financial assets measured at amortised cost. Under the revised terms, financial assets with principal amounts of $33.3bn (2018: nil) measured on fair value basis have been recognised.

Fair values of financial instruments not carried at fair value and bases of valuation
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2019
Assets
Loans and advances to banks	69,203	—	68,508	739	69,247
Loans and advances to customers	1,036,743	—	10,365	1,027,178	1,037,543
Reverse repurchase agreements – non-trading	240,862	16	240,199	691	240,906
Financial investments – at amortised cost	85,735	26,202	62,572	287	89,061
Liabilities
Deposits by banks	59,022	—	58,951	—	58,951
Customer accounts	1,439,115	—	1,439,362	150	1,439,512
Repurchase agreements – non-trading	140,344	—	140,344	—	140,344
Debt securities in issue	104,555	—	104,936	—	104,936
Subordinated liabilities	24,600	—	28,861	385	29,246

At 31 Dec 2018
Assets
Loans and advances to banks	72,167	—	68,378	3,791	72,169
Loans and advances to customers	981,696	—	10,518	974,559	985,077
Reverse repurchase agreements – non-trading	242,804	81	241,407	1,369	242,857
Financial investments – at amortised cost	62,666	1,790	60,073	216	62,079
Liabilities
Deposits by banks	56,331	—	56,308	—	56,308
Customer accounts	1,362,643	—	1,362,794	151	1,362,945
Repurchase agreements – non-trading	165,884	—	165,884	—	165,884
Debt securities in issue	85,342	—	85,430	—	85,430
Subordinated liabilities	22,437	—	24,968	373	25,341

Fair values of HSBC Holdings’ financial instruments not carried at fair value on the balance sheet
		2019		2018
		Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	Footnotes	$m	$m	$m	$m
Assets at 31 Dec
Loans and advances to HSBC undertakings		10,218	10,504	56,144	56,801
Financial investments – at amortised cost	2	16,106	16,121
Liabilities at 31 Dec
Amounts owed to HSBC undertakings		464	464	949	949
Debt securities in issue		56,844	59,140	50,800	51,552
Subordinated liabilities		18,361	22,536	17,715	20,224

1	Fair values (other than Level 1 financial investments) were determined using valuation techniques with observable inputs (Level 2).

2	The 2019 period includes $16.1bn (2018: nil) of investments in highly liquid securities.

Disclosure of fair value adjustments on financial instruments

Global Banking and Markets and Corporate Centre fair value adjustments
	2019		2018
	GB&M	Corporate Centre	GB&M	Corporate Centre
	$m	$m	$m	$m
Type of adjustment
Risk-related	1,040	125	1,042	138
– bid-offer	428	79	430	76
– uncertainty	115	1	99	6
– credit valuation adjustment	355	38	442	52
– debt valuation adjustment	(126)	—	(198)	—
– funding fair value adjustment	241	7	256	4
– other	27	—	13	—
Model-related	71	3	79	3
– model limitation	68	3	79	3
– other	3	—	—	—
Inception profit (Day 1 P&L reserves)	72	—	85	—
At 31 Dec	1,183	128	1,206	141

Disclosure of the effect of changes in significant unobservable assumptions to reasonably possible alternatives

Sensitivity of Level 3 fair values to reasonably possible alternative assumptions
		2019				2018
		Reflected in profit or loss		Reflected in OCI		Reflected in profit or loss		Reflected in OCI
		Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m
Derivatives, trading assets and trading liabilities	1	255	(230)	—	—	269	(257)	—	—
Designated and otherwise mandatorily measured at fair value through profit or loss		532	(417)	—	—	394	(310)	—	—
Financial investments		48	(53)	22	(22)	34	(36)	23	(22)
At 31 Dec		835	(700)	22	(22)	697	(603)	23	(22)

1	Derivatives, trading assets and trading liabilities are presented as one category to reflect the manner in which these instruments are risk managed.

Disclosure of significant unobservable inputs used in fair value measurement of assets
The following table lists key unobservable inputs to Level 3 financial instruments and provides the range of those inputs at 31 December 2019. The core range of inputs is the estimated range within which 90% of the inputs fall.

Quantitative information about significant unobservable inputs in Level 3 valuations
		Fair value				2019				2018
		Assets	Liabilities	Valuation techniques	Key unobservable inputs	Full range of inputs		Core range of inputs[1]		Full range of inputs		Core range of inputs[1]
	Footnotes	$m	$m			Lower	Higher	Lower	Higher	Lower	Higher	Lower	Higher
Private equity including strategic investments		8,009	4	See below	See below	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Asset-backed securities	2	1,836	—
– CLO/CDO		373	—	Market proxy	Prepayment rate	0%	9%	0%	9%	0%	10%	0%	10%
				Market proxy	Bid quotes	0	100	0	100	0	100	50	100
– other ABSs		1,463	—	Market proxy	Bid quotes	0	101	61	98	0	271	71	99
Loans held for securitisation		40	—
Structured notes		3	5,063
– equity-linked notes		—	3,768	Model – Option model	Equity volatility	5%	90%	6%	56%	8%	79%	13%	53%
				Model – Option model	Equity correlation	9%	93%	9%	93%	17%	93%	40%	77%
– FX-linked notes		—	1,046	Model – Option model	FX volatility	1%	23%	3%	22%	1%	27%	3%	25%
– other		3	249
Derivatives with monolines		66	—	Model – Discounted cash flow	Credit spread	0.4%	2%	0.4%	2%	0.2%	1%	0.2%	1%
Other derivatives		2,070	2,302
– Interest rate derivatives:
securitisation swaps		314	640	Model – Discounted cash flow	Prepayment rate	6%	7%	6%	7%	6%	7%	6%	7%
long-dated swaptions		838	51	Model – Option model	IR volatility	8%	22%	8%	21%	13%	39%	14%	36%
other		255	155
– FX derivatives:
FX options		93	218	Model – Option model	FX volatility	1%	25%	5%	11%	1%	27%	7%	12%
other		119	104
– Equity derivatives:
long-dated single stock options		230	293	Model – Option model	Equity volatility	0%	89%	7%	74%	5%	83%	5%	81%
other		78	712
– Credit derivatives:
other		143	129
Other portfolios		4,863	2
– structured certificates		1,515	—	Model – Discounted cash flow	Credit volatility	4%	4%	4%	4%	2%	4%	2%	4%
– repurchase agreements		1,604	—
– other	3	1,744	2
At 31 Dec 2019		16,887	7,371

1	The core range of inputs is the estimated range within which 90% of the inputs fall.

2	Collateralised loan obligation/collateralised debt obligation.

3	‘Other’ includes a range of smaller asset holdings.

Disclosure of significant unobservable inputs used in fair value measurement of liabilities
The following table lists key unobservable inputs to Level 3 financial instruments and provides the range of those inputs at 31 December 2019. The core range of inputs is the estimated range within which 90% of the inputs fall.

Quantitative information about significant unobservable inputs in Level 3 valuations
		Fair value				2019				2018
		Assets	Liabilities	Valuation techniques	Key unobservable inputs	Full range of inputs		Core range of inputs[1]		Full range of inputs		Core range of inputs[1]
	Footnotes	$m	$m			Lower	Higher	Lower	Higher	Lower	Higher	Lower	Higher
Private equity including strategic investments		8,009	4	See below	See below	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Asset-backed securities	2	1,836	—
– CLO/CDO		373	—	Market proxy	Prepayment rate	0%	9%	0%	9%	0%	10%	0%	10%
				Market proxy	Bid quotes	0	100	0	100	0	100	50	100
– other ABSs		1,463	—	Market proxy	Bid quotes	0	101	61	98	0	271	71	99
Loans held for securitisation		40	—
Structured notes		3	5,063
– equity-linked notes		—	3,768	Model – Option model	Equity volatility	5%	90%	6%	56%	8%	79%	13%	53%
				Model – Option model	Equity correlation	9%	93%	9%	93%	17%	93%	40%	77%
– FX-linked notes		—	1,046	Model – Option model	FX volatility	1%	23%	3%	22%	1%	27%	3%	25%
– other		3	249
Derivatives with monolines		66	—	Model – Discounted cash flow	Credit spread	0.4%	2%	0.4%	2%	0.2%	1%	0.2%	1%
Other derivatives		2,070	2,302
– Interest rate derivatives:
securitisation swaps		314	640	Model – Discounted cash flow	Prepayment rate	6%	7%	6%	7%	6%	7%	6%	7%
long-dated swaptions		838	51	Model – Option model	IR volatility	8%	22%	8%	21%	13%	39%	14%	36%
other		255	155
– FX derivatives:
FX options		93	218	Model – Option model	FX volatility	1%	25%	5%	11%	1%	27%	7%	12%
other		119	104
– Equity derivatives:
long-dated single stock options		230	293	Model – Option model	Equity volatility	0%	89%	7%	74%	5%	83%	5%	81%
other		78	712
– Credit derivatives:
other		143	129
Other portfolios		4,863	2
– structured certificates		1,515	—	Model – Discounted cash flow	Credit volatility	4%	4%	4%	4%	2%	4%	2%	4%
– repurchase agreements		1,604	—
– other	3	1,744	2
At 31 Dec 2019		16,887	7,371

1	The core range of inputs is the estimated range within which 90% of the inputs fall.

2	Collateralised loan obligation/collateralised debt obligation.

3	‘Other’ includes a range of smaller asset holdings.